As filed with the U.S. Securities and Exchange Commission on February 9, 2023

1933 Act Registration Number 333-107797

1940 Act Registration Number 811-21410

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 54	☒

The Weitz Funds
(Exact Name of Registrant as Specified in Charter)
Suite 200
1125 South 103 Street
Omaha, NE 68124-1071
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (402) 391-1980

Wallace R. Weitz
Suite 200
1125 South 103 Street
Omaha, NE 68124-1071
(Name and Address of Agent for Service)

Copies of all communications to:
Patrick W. D. Turley, Esq.
Dechert LLP
1900 K Street N.W.
Washington, DC 20006

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Explanatory Note:

This Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-107797) is being filed solely for the purpose of adding certain new exhibits to the Registrant’s Post-Effective Amendment No. 51 to its Registration Statement that was previously filed on July 29, 2022 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), as supplemented by the Registrant’s filings pursuant to Rule 497 under the Securities Act made on August 19, 2022, October 24, 2022, December 28, 2022 and January 3, 2023, and as further supplemented by the Registrant’s filing pursuant to Rule 485(b) on January 5, 2023. Accordingly, this Post-Effective Amendment No. 53 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-1A, setting forth the new exhibits to the Registration Statement.  This Post-Effective Amendment No. 53 does not modify any other part of the Registrant’s Post-Effective Amendment No. 51 to its Registration Statement and shall become effective immediately upon filing with the Securities and Exchange Commission.  The contents of the Registrant’s Post-Effective Amendment No. 51 to its Registration Statement, as supplemented, are hereby incorporated by reference in their entirety.

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No. Description

(a)(i)	Certificate of Trust (1)
(a)(ii)	Declaration of Trust (1)
(b)	By-Laws (1)
(c)	Certificates for Shares are not issued
(d)(i)	Management and Investment Advisory Agreement for Balanced Fund (8)
(d)(ii)	Management and Investment Advisory Agreement for Value Fund (8)
(d)(iii)	Management and Investment Advisory Agreement for Partners Value Fund (8)
(d)(iv)	Management and Investment Advisory Agreement for Hickory Fund (8)
(d)(v)	Management and Investment Advisory Agreement for Short Duration Income Fund (8)
(d)(vi)	Management and Investment Advisory Agreement for Ultra Short Government Fund (8)
(d)(vii)	Management and Investment Advisory Agreement for Partners III Opportunity Fund (8)
(d)(viii)	Management and Investment Advisory Agreement for Nebraska Tax-Free Income Fund (8)
(d)(ix)	Management and Investment Advisory Agreement for Core Plus Income Fund (8)
(d)(x)	Expense Limitation Agreement for Value Fund Institutional Class Shares (8)
(d)(xi)	Expense Limitation Agreement for Value Fund Investor Class Shares (8)
(d)(xii)	Expense Limitation Agreement for Partners Value Fund Institutional Class Shares (filed herewith)
(d)(xiii)	Expense Limitation Agreement for Partners Value Fund Investor Class Shares (filed herewith)
(d)(xiv)	Expense Limitation Agreement for Short Duration Income Fund Investor Class Shares (8)
(d)(xv)	Expense Limitation Agreement for Short Duration Income Fund Institutional Class Shares (8)
(d)(xvi)	Expense Limitation Agreement for Ultra Short Government Fund Institutional Class Shares (8)
(d)(xvii)	Expense Limitation Agreement for Core Plus Income Fund Institutional Class Shares (8)
(d)(xviii)	Expense Limitation Agreement for Core Plus Income Fund Investor Class Shares (8)
(d)(xix)	Expense Limitation Agreement for Balanced Fund Investor Class Shares (8)
(d)(xx)	Expense Limitation Agreement for Balanced Fund Institutional Class Shares (8)
(d)(xxi)	Expense Limitation Agreement for Hickory Fund (8)
(d)(xxii)	Expense Limitation Agreement for Nebraska Tax-Free Income Fund (8)
(e)	Distribution Agreement(3)
(f)	Not Applicable
(g)(i)	Global Custodian Services Agreement with Citibank, N.A.(5)

(h)(i)	Business Administration Agreement (8)
(h)(ii)	Services Agreement with Citi Fund Services Ohio, Inc.(5)
(h)(iii)	Master Services Agreement with Ultimus Fund Solutions, LLC (8)
(i)	Opinion and Consent of Counsel (7)
(j)	Consent of Independent Registered Public Accounting Firm (7)
(k)	Not Applicable
(l)	Subscription Agreement(2)
(m)(i)	Amended Administrative Services Plan for Investor Class Shares(6)
(m)(ii)	Amended Administrative Services Plan for Institutional Class Shares(6)
(n)	Amended Plan Pursuant to Rule 18f-3(6)
(o)	Not Applicable
(p)	Code of Ethics – The Weitz Funds, Weitz Investment Management, Inc. and Weitz Securities, Inc.(4)

(1)	Incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A filed on August 8, 2003.
(2)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A filed on September 26, 2003.
(3)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed on July 29, 2011.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed on July 26, 2019.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A filed on March 15, 2021.
(6)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A filed on July 30, 2021.
(7)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A filed on July 29, 2022.
(8)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A filed on January 5, 2023.

Item 29.	Persons Controlled by or under Common Control with the Registrant None.
Item 30.	Indemnification

Reference is made to Article VII Section 3 in the Registrant’s Declaration of Trust which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant’s Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Business Administration Agreement and Custodian Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.	Business and Other Connections of Investment Adviser

Name	Positions with Adviser	Principal Occupation (Present and for Past Two Years)
Wallace R. Weitz	Chair of the Board and Co-Chief Investment Officer	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
James J. Boyne	President and Treasurer	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
John R. Detisch	Vice President, Secretary, General Counsel and Chief Compliance Officer	See caption “Management” in the Statement of Additional Informationforming a part of this Registration Statement
Bradley P. Hinton	Vice President and Co-Chief Investment Officer	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Andrew S. Weitz	Vice President and Director	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Shar M. Bennett	Vice President, Assistant Treasurer and Director of Finance and Operations	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Lori Dorsey	Vice President and Chief Client Officer	Vice President and Chief Client Officer of Weitz Inc.
Scott Moody	Vice President and Director of Technology	Director of Technology of Weitz Inc.

Item 32.	Principal Underwriter

(a)	Not applicable.
(b)	Directors and Officers:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Wallace R. Weitz Suite 200 1125 South 103 Street Omaha, NE 68124-1071	President and Director	President and Trustee
James J. Boyne Suite 200 1125 South 103 Street Omaha, NE 68124-1071	Vice President and Treasurer	Vice President, Treasurer and Chief Financial Officer
John R. Detisch Suite 200 1125 South 103 Street Omaha, NE 68124-1071	Vice President, Secretary, Chief Compliance Officer and Director	Vice President, Secretary and Chief Compliance Officer
Shar M. Bennett Suite 200 1125 South 103 Street Omaha, NE 68124-1071	Vice President and Assistant Treasurer	Vice President and Assistant Treasurer

(c)	Not applicable.
Item 33.	Location of Accounts and Records

The accounts, books and other records required to be maintained by The Weitz Funds pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in possession of: (1) Weitz Investment Management, Inc., 1125 South 103rd Street, Suite 200, Omaha, Nebraska 68124-1071 (records relating to its function as investment adviser and administrator for The Weitz Funds); (2) Weitz Securities, Inc., 1125 South 103rd Street, Suite 200, Omaha, Nebraska 68124-1071 (records relating to its function as distributor for The Weitz Funds); (3) Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022 (records relating to its function as transfer agent for The Weitz Funds), (4) Citibank, N.A., 388 Greenwich Street, New York, New York 10013 (records relating to its function as custodian for The Weitz Funds, and (5) Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its function as sub-administrator for The Weitz Funds).

Item 34.	Management Services Not applicable.

Item	35. Undertakings None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned authorized individual in the City of Omaha, State of Nebraska, on the 9th day of February, 2023.

THE WEITZ FUNDS

By: /s/ Wallace R. Weitz Wallace R. Weitz, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on February 9, 2023:

Signature	Title
/s/ Wallace R. Weitz Wallace R. Weitz	President and Trustee

/s/ James J. Boyne James J.Boyne	Treasurer and Chief Financial Officer

/s/ Lorraine Chang* Lorraine Chang	Trustee

/s/ Steven M. Hill*** Steven M. Hill	Trustee

/s/ Alison M. Maloy*** Alison M. Maloy	Trustee

/s/ Elizabeth L. Sylvester*** Elizabeth L. Sylvester	Trustee

/s/ Dana E. Washington** Dana E. Washington	Trustee

/s/ Justin B. Wender* Justin B. Wender	Trustee

/s/ Andrew S. Weitz*** Andrew S. Weitz	Trustee

/s/ Wallace R. Weitz Wallace R. Weitz Attorney-in-fact

* Pursuant to Power of Attorney filed with Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A as filed on March 15, 2021.

** Pursuant to Power of Attorney filed with Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A as filed on July 29, 2022.

***Pursuant to Power of Attorney filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A as filed on January 5, 2023.

EXHIBIT INDEX

Exhibit No. Description

(d)(xii)	Expense Limitation Agreement for Partners Value Fund Institutional Class Shares
(d)(xiii)	Expense Limitation Agreement for Partners Value Fund Investor Class Shares